DEBT - Obligation to GDS Service Provider (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Total outstanding principal balance	$ 152,782	$ 187,156
GDS Obligation
Debt Instrument [Line Items]
Total outstanding principal balance	0	298	$ 1,419
Interest rate (in percent)			6.00%
Accrued interest expense	4	27
Interest repayments	5	21
Repayments of debt	$ 298	$ 447